Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Net operating loss carryforwards	$ 26,300,000
Net Operating Loss Carry Forwards	20 years
Net operating loss carryforwards	$ 26,300,000
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Valuation allowance for deferred tax assets	$ 793,100	$ 959,100